UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number: 028-13378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephanie M. Phelps
Title:     Chief Financial Officer
Phone:     319-355-8647

Signature, Place, and Date of Signing:

     /s/ Stephanie M. Phelps     Cedar Rapids, IA     April 16, 2010


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $838,992 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE


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

						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF March 31, 2010


COLUMN 1	    	COLUMN 2    		COLUMN 3  COLUMN 4COLUMN 5	COLUMN 6 COLUMN 7        COLUMN 8

						      	VALUE   SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS		CUSIP	(x$1000)PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE
CALPINE CORP                COM             131347304      1609   135305   SH        SOLE    N/A    135305
CIT GROUP INC               COM             125581801     39238  1007145   SH        SOLE    N/A   1007145
DELTA AIRLINES INC DEL      COM             247361702      1429    97916   SH        SOLE    N/A     97916
LOUISIANA PAC CORP          COM             546347105      3756   415000   SH        SOLE    N/A    415000
NEWTEK BUSINESS SVCS INC    COM             652526104        28    22000   SH        SOLE    N/A     22000
PRIMUS GUARANTY LTD         SHS             G72457107     23447  5582585   SH        SOLE    N/A    582585
RADIAN GROUP INC            COM             750236101       583    37270   SH        SOLE    N/A     37270
STAR GAS PARTNERS LP        UNIT LTD PARTNR 85512C105      3564   819201   SH        SOLE    N/A    819201
UNISYS CORP                 COM             909214306      9305   266684   SH        SOLE    N/A    266684
VANGUARD INTL EQUITY IND FD EMR MKT ETF     922042858     35030   831068   SH        SOLE    N/A    831068
VANGUARD INTL EQUITY IND FD EURPEAN ETF     922042874     38062   790817   SH        SOLE    N/A    790817
VANGUARD INTL EQUITY IND FD PACIFIC ETF     922042866     17869   327397   SH        SOLE    N/A    327397
VANGUARD TAX-MANAGED FD     EUROPE PAC ETF  921943858     38424  1109880   SH        SOLE    N/A   1109880
VANGUARD BD INDEX FD INC    TOTAL BND MRKT  921937835    230518  2910577   SH        SOLE    N/A   2910577
VANGUARD INDEX FDS          VALUE ETF       922908744     71763  1421889   SH        SOLE    N/A   1421889
VANGUARD INDEX FDS          STK MRK ETF     922908769    141244  2370270   SH        SOLE    N/A   2370270
VANGUARD INDEX FDS          GROWTH ETF      922908736     76169  1371285   SH        SOLE    N/A   1371285
VANGUARD BD INDEX FD INC    INTERMED TERM   921937819      5134    63953   SH        SOLE    N/A     63953
VANGUARD INDEX FDS          LARGE CP ETF    922908637     46563   873595   SH        SOLE    N/A    873595
VANGUARD BD INDEX FD INC    LONG TERM BOND  921937793      1500    19495   SH        SOLE    N/A     19495
VANGUARD SCOTTSDALE FDS     MORTG-BACK SEC  92206C771     20071   400980   SH        SOLE    N/A    400980
VANGUARD BD INDEX FD INC    SHORT TRM BOND  921937827      7842    98026   SH        SOLE    N/A     98026
VANGUARD INDEX FDS          SMALL CAP ETF   922908751     22130   351330   SH        SOLE    N/A    351330
WESTWOOD ONE INC            COM             961815305      3716   467470   SH        SOLE    N/A    467470
